UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474
Name of Registrant: Vanguard California Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2014
Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
California (100.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.050%	9/5/14 LOC	6,650	6,650
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.050%	9/5/14 LOC	6,945	6,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.050%	9/5/14 LOC	55,000	55,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.060%	9/5/14 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.050%	9/5/14 LOC	5,485	5,485
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/15	5,000	5,142
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/15	1,000	1,028
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.060%	9/5/14	5,000	5,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.040%	9/5/14 LOC	8,300	8,300
California Community College Financing
Authority TRAN	2.000%	6/30/15	5,000	5,077
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/15	2,140	2,195
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	7,335	7,572
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	1,000	1,032
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.050%	9/5/14	4,100	4,100
California Department of Water Resources
Water System Revenue CP	0.080%	10/21/14	6,269	6,269
California Education Note Participations
Program TRAN	1.500%	6/30/15	7,000	7,080
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.040%	9/5/14	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford University) CP	0.130%	10/16/14	15,000	15,000
California Educational Facilities Authority
Revenue (Stanford University) CP	0.100%	1/30/15	10,000	10,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.050%	9/5/14	4,000	4,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.050%	9/5/14	4,435	4,435

1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.060%	9/5/14	3,000	3,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.060%	9/5/14	4,000	4,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.050%	9/5/14	14,800	14,800
California GO VRDO	0.020%	9/2/14 LOC	20,225	20,225
California GO VRDO	0.030%	9/2/14 LOC	4,600	4,600
California GO VRDO	0.040%	9/2/14 LOC	4,725	4,725
California GO VRDO	0.030%	9/5/14 LOC	27,000	27,000
California GO VRDO	0.030%	9/5/14 LOC	13,000	13,000
California GO VRDO	0.030%	9/5/14 LOC	10,050	10,050
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.030%	9/5/14 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.040%	9/5/14 LOC	800	800
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.040%	9/5/14 LOC	1,200	1,200
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.040%	9/5/14 LOC	13,495	13,495
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.050%	9/5/14 LOC	35,000	35,000
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.060%	9/5/14	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.080%	9/5/14	4,475	4,475
2 California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.120%	3/27/15	15,000	15,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.040%	9/5/14	12,000	12,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.040%	9/5/14	56,100	56,100
1 California Health Facilities Financing Authority
Revenue (Providence Health Services) TOB
VRDO	0.060%	9/5/14	20,025	20,025
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.030%	9/5/14 LOC	8,000	8,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.040%	9/5/14 LOC	12,020	12,020
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.050%	9/5/14 LOC	14,225	14,225
1 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB
VRDO	0.050%	9/5/14	15,000	15,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.050%	9/5/14	6,700	6,700
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.060%	9/5/14	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.060%	9/5/14	17,105	17,105

California Housing Finance Agency Home
Mortgage Revenue VRDO	0.040%	9/5/14 LOC	21,600	21,600
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.050%	9/5/14 LOC	6,400	6,400
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.050%	9/5/14 LOC	8,300	8,300
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) VRDO	0.040%	9/5/14 LOC	35,000	35,000
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.020%	9/2/14 LOC	10,325	10,325
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.030%	9/5/14 LOC	30,615	30,615
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.040%	9/5/14 LOC	23,300	23,300
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.625%	2/1/15 (Prere.)	7,000	7,159
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/15 (Prere.)	8,000	8,194
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.250%	2/1/15 (Prere.)	11,025	11,305
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	9/2/14 LOC	1,400	1,400
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	9/2/14 LOC	2,700	2,700
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.030%	9/2/14 LOC	12,200	12,200
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.030%	9/2/14 LOC	11,800	11,800
California Infrastructure & Economic
Development Bank Revenue (State Clean
Water Revolving Fund)	2.000%	10/1/14	2,825	2,829
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.010%	9/2/14	10,690	10,690
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.060%	9/5/14 LOC	4,725	4,725
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.040%	9/2/14 LOC	13,200	13,200
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/15 (Prere.)	1,500	1,542
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/15	11,000	11,155

California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/15	2,000	2,028
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/30/15	12,000	12,187
California State University CP	0.080%	10/2/14 LOC	9,000	9,000
California State University Revenue Systemwide	0.390%	11/1/14	4,415	4,417
1 California State University Revenue Systemwide
TOB VRDO	0.070%	9/5/14	13,980	13,980
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.050%	9/5/14	123,690	123,690
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.060%	9/5/14 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.050%	9/5/14 LOC	8,490	8,490
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.060%	9/5/14 LOC	5,800	5,800
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.060%	9/5/14 LOC	11,900	11,900
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.040%	9/5/14 LOC	24,000	24,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.080%	10/6/14	1,500	1,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.130%	12/3/14	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.130%	5/1/15	23,750	23,750
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.130%	5/1/15	35,000	35,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.030%	9/5/14	31,500	31,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.030%	9/5/14	29,450	29,450
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.050%	9/5/14	37,803	37,803
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.050%	9/5/14	2,175	2,175
California Statewide Communities Development
Authority Revenue (University of San Diego)
VRDO	0.040%	9/5/14 LOC	23,125	23,125
1 Cerritos CA Community College District GO
TOB VRDO	0.070%	9/5/14	7,845	7,845
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.050%	9/5/14 LOC	37,940	37,940
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/14	3,000	3,012
Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.100%	3/28/15	9,000	9,000
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/15	3,510	3,638

East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.110%	2/6/15	12,200	12,200
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	3/1/15	17,000	17,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	3/8/15	5,000	5,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	3/24/15	5,975	5,975
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.110%	4/11/15	27,500	27,500
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	4/20/15	15,000	15,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.110%	5/1/15	20,800	20,800
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.050%	9/5/14	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.060%	9/5/14	1,590	1,590
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.040%	9/5/14	8,600	8,600
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.070%	2/27/15	24,000	24,000
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.060%	5/22/15	10,000	10,000
Elsinore Valley CA Municipal Water District COP
VRDO	0.040%	9/5/14 LOC	7,800	7,800
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.050%	9/5/14 LOC	4,250	4,250
Fremont CA COP VRDO	0.040%	9/5/14 LOC	27,690	27,690
Fremont CA COP VRDO	0.040%	9/5/14 LOC	14,445	14,445
Fremont CA COP VRDO	0.040%	9/5/14 LOC	8,165	8,165
Fremont CA Union High School District TRAN	1.000%	6/30/15	5,000	5,036
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior Villas
Project) VRDO	0.070%	9/5/14 LOC	9,100	9,100
Hemet CA Multifamily Housing Revenue
(Sunwest Retirement Village) VRDO	0.050%	9/5/14	1,000	1,000
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.020%	9/2/14 LOC	8,000	8,000
2 Irvine CA Ranch Water District Revenue PUT	0.060%	3/12/15	8,750	8,750
2 Irvine CA Ranch Water District Revenue PUT	0.060%	3/12/15	5,840	5,840
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.020%	9/2/14 LOC	22,926	22,926
Livermore CA COP VRDO	0.040%	9/5/14 LOC	12,995	12,995
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.050%	9/5/14 LOC	4,770	4,770
Los Altos CA Union High School District TRAN	1.000%	6/30/15	5,000	5,037
1 Los Angeles CA Community College District GO
TOB VRDO	0.050%	9/5/14	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.060%	9/5/14 LOC	6,000	6,000
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.060%	9/5/14 LOC	19,200	19,200

1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.050%	9/5/14	5,100	5,100
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.050%	9/5/14	6,400	6,400
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	9/5/14	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	9/5/14	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.080%	9/5/14	9,995	9,995
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.090%	9/5/14	7,975	7,975
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.090%	9/5/14	18,880	18,880
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.060%	9/2/14	13,110	13,110
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.060%	9/5/14	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.060%	9/5/14	7,495	7,495
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	9/2/14	3,700	3,700
Los Angeles CA Department of Water & Power
Revenue VRDO	0.030%	9/5/14	18,950	18,950
Los Angeles CA Department of Water & Power
Revenue VRDO	0.030%	9/5/14	22,900	22,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	9/5/14	10,000	10,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	9/5/14	21,175	21,175
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	9/5/14	10,050	10,050
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	9/5/14	33,900	33,900
Los Angeles CA GO	4.000%	9/1/14	5,000	5,000
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	2,000	2,000
Los Angeles CA Harbor Department Revenue
CP	0.070%	9/22/14	20,000	20,000
Los Angeles CA Harbor Department Revenue
CP	0.090%	9/22/14	25,000	25,000
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.060%	9/5/14	2,680	2,680
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.070%	9/5/14 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.050%	9/5/14 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.070%	9/5/14 LOC	6,595	6,595
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.060%	9/5/14 LOC	23,600	23,600
Los Angeles CA TRAN	1.500%	6/25/15	25,000	25,282
Los Angeles CA Unified School District GO	0.500%	7/1/15	4,305	4,318
1 Los Angeles CA Unified School District GO TOB
VRDO	0.060%	9/5/14	6,660	6,660
1 Los Angeles CA Unified School District GO TOB
VRDO	0.060%	9/5/14	9,995	9,995

1 Los Angeles CA Unified School District GO TOB
VRDO	0.060%	9/5/14	9,145	9,145
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.060%	9/5/14	7,500	7,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	3,000	3,121
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.050%	9/5/14	6,325	6,325
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	12/31/14	4,200	4,226
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	1/30/15	3,000	3,022
Los Angeles County CA TRAN	1.500%	6/30/15	30,000	30,342
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.060%	9/5/14	5,000	5,000
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.040%	9/2/14 LOC	12,840	12,840
2 Metropolitan Water District of Southern
California Revenue PUT	0.060%	2/9/15	13,180	13,180
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.070%	9/5/14	7,100	7,100
Metropolitan Water District of Southern
California Revenue VRDO	0.030%	9/5/14	13,900	13,900
Metropolitan Water District of Southern
California Revenue VRDO	0.030%	9/5/14	8,265	8,265
Mountain View Whisman CA School District GO	1.000%	9/1/14	4,200	4,200
1 Nuveen California Dividend Advantage
Municipal Fund 2 VRDP VRDO	0.150%	9/5/14 LOC	25,000	25,000
1 Nuveen California Dividend Advantage
Municipal Fund 3 VRDP VRDO	0.130%	9/5/14 LOC	35,000	35,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.120%	9/5/14 LOC	24,000	24,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.120%	9/5/14 LOC	41,600	41,600
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.120%	9/5/14 LOC	14,900	14,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.130%	9/5/14 LOC	18,000	18,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.140%	9/5/14 LOC	14,800	14,800
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.110%	9/5/14 LOC	39,500	39,500
Nuveen Insured California Tax-Free Advantage
Municipal Fund VRDP VRDO	0.130%	9/5/14 LOC	5,900	5,900
3 Ohlone CA Community College District GO	1.000%	11/1/14	3,000	3,004
3 Ohlone CA Community College District GO	1.000%	8/1/15	1,945	1,960
Orange County CA Apartment Development
Revenue VRDO	0.040%	9/5/14 LOC	9,550	9,550
Orange County CA Apartment Development
Revenue VRDO	0.040%	9/5/14 LOC	41,800	41,800
Orange County CA Sanitation District COP BAN	2.000%	10/16/14	15,250	15,284
Orange County CA Water District COP VRDO	0.050%	9/5/14	8,600	8,600
Orange County CA Water District CP	0.100%	10/1/14 LOC	20,400	20,400
Otay CA Water District (Capital Project) COP
VRDO	0.030%	9/5/14 LOC	7,310	7,310
Palo Alto CA Unified School District GO	3.000%	7/1/15	1,000	1,024
Pasadena CA Water Revenue	4.000%	6/1/15	1,760	1,810

1 Peralta CA Community College District Revenue
TOB VRDO	0.050%	9/5/14	19,645	19,645
1 Riverside CA Electric Revenue TOB VRDO	0.040%	9/2/14	6,995	6,995
Riverside CA Electric Revenue VRDO	0.030%	9/5/14 LOC	10,000	10,000
Riverside CA Electric Revenue VRDO	0.030%	9/5/14 LOC	31,725	31,725
2 Riverside CA Water Revenue PUT	0.070%	4/1/15	13,965	13,965
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.050%	9/5/14 LOC	4,715	4,715
Riverside County CA Public Facility Project COP
VRDO	0.040%	9/5/14 LOC	5,500	5,500
Riverside County CA Teeter Notes	2.000%	10/15/14	20,000	20,043
Riverside County CA TRAN	1.500%	6/30/15	50,000	50,572
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.040%	9/5/14	44,400	44,400
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.040%	9/5/14	6,605	6,605
Sacramento CA Municipal Utility District
Revenue VRDO	0.030%	9/5/14 LOC	10,500	10,500
Sacramento CA Municipal Utility District
Revenue VRDO	0.030%	9/5/14 LOC	28,000	28,000
Sacramento CA Municipal Utility District
Revenue VRDO	0.030%	9/5/14 LOC	25,300	25,300
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.030%	9/5/14	17,700	17,700
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.040%	9/5/14	12,000	12,000
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.040%	9/5/14 LOC	10,200	10,200
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.040%	9/5/14 LOC	12,300	12,300
1 Sacramento County CA Sanitation Districts
Financing Authority Revenue TOB VRDO	0.050%	9/5/14 LOC	7,550	7,550
1 San Bernardino CA Community College District
GO TOB VRDO	0.060%	9/5/14	4,620	4,620
San Bernardino County CA TRAN	2.000%	6/30/15	25,000	25,388
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.060%	9/5/14	12,100	12,100
1 San Diego CA Community College District GO
TOB VRDO	0.050%	9/5/14	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.050%	9/5/14	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.070%	9/5/14	5,000	5,000
San Diego CA County & School District TRAN	2.000%	6/30/15	10,000	10,156
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.060%	9/5/14 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.060%	9/5/14 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.050%	9/5/14	8,280	8,280
San Diego CA Unified School District TRAN	1.500%	6/30/15	10,000	10,114
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.050%	9/5/14	1,745	1,745

San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.030%	9/5/14	45,845	45,845
San Diego County CA Water Authority
Extendible CP	0.100%	3/16/15	5,000	5,000
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/15 (Prere.)	2,000	2,065
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.100%	9/5/14	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.100%	9/5/14	6,500	6,500
San Diego County CA Water Authority Revenue
CP	0.090%	12/1/14	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.060%	9/5/14	9,900	9,900
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.060%	9/5/14	3,335	3,335
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.030%	9/5/14 LOC	41,550	41,550
San Francisco CA City & County International
Airport Revenue CP	0.070%	9/26/14 LOC	16,000	16,000
San Francisco CA City & County International
Airport Revenue CP	0.090%	10/2/14 LOC	3,000	3,000
San Francisco CA City & County International
Airport Revenue VRDO	0.030%	9/5/14 LOC	24,900	24,900
San Francisco CA City & County International
Airport Revenue VRDO	0.040%	9/5/14 LOC	13,000	13,000
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.060%	9/5/14	6,800	6,800
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.040%	9/5/14 LOC	80,100	80,100
1 San Francisco CA City & County Unified School
District GO TOB VRDO	0.060%	9/5/14	14,720	14,720
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.060%	9/5/14 LOC	15,700	15,700
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.060%	9/5/14 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.080%	9/5/14	7,310	7,310
1 San Mateo County CA Community College
District GO TOB PUT	0.110%	10/2/14	10,705	10,705
Sequoia CA Union High School District TRAN	1.000%	7/10/15	9,815	9,889
1 Sonoma County CA Junior College District GO
TOB VRDO	0.050%	9/5/14 LOC	30,190	30,190
Southern California Public Power Authority
Revenue VRDO	0.030%	9/5/14 LOC	17,440	17,440
1 Sunnyvale CA Wastewater Revenue TOB PUT	0.120%	9/25/14	8,720	8,720
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.030%	9/5/14 LOC	6,000	6,000
Turlock CA Irrigation District Revenue CP	0.090%	10/1/14 LOC	4,500	4,500
University of California Regents Medical Center
Pooled Revenue VRDO	0.030%	9/5/14	5,000	5,000
1 University of California Regents Medical Center
Revenue TOB VRDO	0.050%	9/5/14	4,100	4,100
1 University of California Revenue TOB VRDO	0.050%	9/2/14	25,100	25,100
1 University of California Revenue TOB VRDO	0.050%	9/2/14	8,600	8,600

1 University of California Revenue TOB VRDO	0.050%	9/5/14	5,125	5,125
1 University of California Revenue TOB VRDO	0.050%	9/5/14	29,195	29,195
1 University of California Revenue TOB VRDO	0.060%	9/5/14	3,400	3,400
1 University of California Revenue TOB VRDO	0.060%	9/5/14	22,200	22,200
1 University of California Revenue TOB VRDO	0.060%	9/5/14	2,190	2,190
1 University of California Revenue TOB VRDO	0.060%	9/5/14	3,495	3,495
1 University of California Revenue TOB VRDO	0.060%	9/5/14	6,000	6,000
1 University of California Revenue TOB VRDO	0.060%	9/5/14	19,577	19,577
University of California Revenue VRDO	0.040%	9/5/14	23,200	23,200
University of California Revenue VRDO	0.040%	9/5/14	20,000	20,000
Val Verde CA Unified School District TRAN	1.500%	9/1/14	3,150	3,150
Ventura County CA TRAN	1.500%	7/1/15	16,500	16,688
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.030%	9/5/14 LOC	20,475	20,475
Westlands CA Water District COP VRDO	0.040%	9/5/14 LOC	23,325	23,325
				3,609,293
Total Tax-Exempt Municipal Bonds (Cost $3,609,293)				3,609,293
Total Investments (100.3%) (Cost $3,609,293)				3,609,293
Other Assets and Liabilities-Net (-0.3%)				(12,224)
Net Assets (100%)				3,597,069

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $851,880,000, representing 23.7% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2014.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

California Tax-Exempt Money Market Fund

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
California (99.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.030%	9/2/14 LOC	565	565
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,060
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,406
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,122
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	562
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	762
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,508
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	14,317
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,597
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	2,801
Anaheim CA Public Financing Authority
Revenue (Distribution System)	5.000%	10/1/21 (14)	3,390	3,403
Bakersfield CA Wastewater Revenue VRDO	0.060%	9/8/14	3,300	3,300
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	15,050	17,374
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	5,000	5,772
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	12,104
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24	5,500	6,648
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,545
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,569
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	1,500	1,698
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,533
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,435
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,737
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	5,151
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	6,800

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,242
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	5,443
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	12,096
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,977
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	34,456
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	8,810	10,250
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,562
California Economic Recovery GO	5.000%	7/1/18	12,000	13,946
California Economic Recovery GO	5.000%	7/1/19	6,000	7,140
California Economic Recovery GO	5.000%	7/1/20	10,000	11,869
California Economic Recovery GO	5.250%	7/1/21	11,985	14,316
California Economic Recovery GO	5.000%	7/1/22	5,000	5,426
California Economic Recovery GO VRDO	0.020%	9/2/14 LOC	900	900
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	8,666
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	10,000	11,451
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/42	8,940	9,936
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,916
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,232
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,461
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	1,461
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	1,377
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	1,314
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	1,260
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	1,024
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	543
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	6,889
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,508
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	3,445	3,862
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,878
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,100
California GO	5.250%	10/1/14 (14)	1,880	1,889

California GO	5.000%	3/1/19	1,250	1,472
California GO	6.000%	4/1/19	1,690	2,072
California GO	6.000%	8/1/19 (3)	210	215
California GO	5.000%	10/1/19	10,070	12,016
California GO	5.000%	4/1/20	1,460	1,724
California GO	5.000%	9/1/21	11,000	13,409
California GO	5.250%	9/1/22	3,000	3,736
California GO	5.000%	11/1/22	1,000	1,126
California GO	5.250%	9/1/23	10,100	12,347
California GO	5.000%	5/1/24	3,000	3,707
California GO	5.000%	3/1/25	7,000	8,139
California GO	5.000%	6/1/26 (14)	20,000	22,224
California GO	5.250%	10/1/27	5,000	5,970
California GO	5.100%	11/1/27	1,475	1,732
California GO	5.000%	9/1/28	2,500	2,839
California GO	5.000%	9/1/28	10,650	11,489
California GO	5.000%	9/1/29	5,125	5,798
California GO	5.000%	10/1/29	1,400	1,598
California GO	5.250%	10/1/29	4,700	5,443
California GO	5.250%	3/1/30	10,000	11,540
California GO	4.500%	8/1/30	1,440	1,539
California GO	5.250%	9/1/30	6,000	7,050
California GO	5.750%	4/1/31	15,875	18,864
California GO	5.000%	6/1/32	25,000	27,232
California GO	5.000%	9/1/32	1,045	1,186
California GO	6.000%	3/1/33	7,000	8,481
California GO	5.125%	4/1/33	8,500	9,484
California GO	6.500%	4/1/33	33,000	40,323
California GO	5.000%	6/1/34	7,000	7,073
California GO	5.250%	4/1/35	5,000	5,760
California GO	6.000%	11/1/35	10,000	12,153
California GO	5.000%	9/1/36	8,500	9,579
California GO	5.000%	4/1/37	5,000	5,647
California GO	5.250%	3/1/38	8,000	8,913
California GO	6.000%	4/1/38	21,190	25,216
California GO	5.250%	8/1/38	10,000	11,252
California GO	5.500%	11/1/39	3,690	4,265
California GO	6.000%	11/1/39	2,700	3,275
California GO	5.500%	3/1/40	11,500	13,290
California GO	5.000%	10/1/41	5,000	5,567
California GO	5.000%	4/1/42	2,000	2,218
California GO	5.000%	9/1/42	8,515	9,488
California GO	5.000%	2/1/43	6,265	7,003
California GO	5.000%	4/1/43	6,500	7,279
California GO	5.000%	11/1/43	7,425	8,366
California GO	5.000%	12/1/43	5,335	6,017
California GO VRDO	0.020%	9/2/14 LOC	4,200	4,200
California GO VRDO	0.030%	9/8/14 LOC	11,000	11,000
California GO VRDO	0.030%	9/8/14 LOC	7,800	7,800
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,469
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,766
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,825
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,668

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,735
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,331
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,654
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	4,995	5,445
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,773
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,534
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,417
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.040%	9/8/14 LOC	1,400	1,400
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,164
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,330
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,673
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	4,953
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	5,968
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,207
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,770
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,779
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,464
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,794
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	9,000	10,188
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,537
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/44	5,000	5,665
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,508
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,791
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/37	4,500	4,973
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,156
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,576

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,810
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,817
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	10,000	10,777
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.040%	9/2/14 (ETM)	23,790	23,790
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/39	5,000	5,463
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.030%	9/2/14 LOC	3,650	3,650
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,210
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	11,540
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/46	3,650	3,794
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.250%	8/15/39	1,200	1,305
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.250%	8/15/49	3,500	3,786
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.010%	9/2/14	500	500
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,351
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,685
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,775
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,202
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	12,155	12,961
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	7,104
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,780
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,887
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,466
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,760
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,649
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	17,000	17,553

California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/15 (Prere.)	9,045	9,580
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,012
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,418
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	6,116
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,852
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,802
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,570
California State University Revenue Systemwide	5.000%	11/1/15 (Prere.)	3,675	3,882
California State University Revenue Systemwide	5.000%	11/1/24	2,000	2,382
California State University Revenue Systemwide	5.750%	11/1/27	4,500	5,376
California State University Revenue Systemwide	5.000%	11/1/31	7,000	8,293
California State University Revenue Systemwide	5.000%	11/1/32	7,000	8,246
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,731
California State University Revenue Systemwide	5.000%	11/1/35 (14)	1,325	1,383
California State University Revenue Systemwide	5.000%	11/1/37	10,000	11,044
California State University Revenue Systemwide	5.000%	11/1/37	3,750	4,249
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,760
California State University Revenue Systemwide	5.000%	11/1/42	1,355	1,486
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	7,418
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,306
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	4,767
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,658
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,116
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,309
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	26,425	28,991
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	5,000	5,169
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.030%	9/8/14	800	800
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.030%	9/8/14	10,800	10,800
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,821
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,551

California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	3,092
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,555
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,012
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,474
Centinela Valley CA Union High School District
GO	6.000%	8/1/36	3,000	3,671
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	1,717
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	699
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,798
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,015
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,059
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,271
Citrus CA Community College District GO	0.000%	8/1/37	2,475	1,730
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,495
Coast CA Community College District GO	5.000%	8/1/27	5,700	6,850
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,977
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,096
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,085	1,295
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,506
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/33 (2)	1,350	1,480
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32 (14)	15,765	17,426
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	10,000	11,470
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/44	8,020	9,279
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,324
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,730
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/37	5,655	6,283
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,678
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,117
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,414
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,631
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,083
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,919
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,183
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,841
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,723

Foothill-De Anza CA Community College District
GO	5.000%	8/1/35	3,420	4,003
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,182
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	5,662
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,576
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,343
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,500	7,486
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,418
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	2,977
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	3,369
Huntington Beach CA Union High School District
GO	0.000%	8/1/30 (4)	8,340	4,453
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.020%	9/2/14 LOC	1,600	1,600
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.030%	9/2/14 LOC	2,000	2,000
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	5,500	5,603
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	1,740
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,029
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,306
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,184
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,547
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,117
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/20	6,155	6,260
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/21	2,500	2,535
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,803
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,078
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.586%	11/15/26	1,800	1,651
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	7,917
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	4,219
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,739
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,332
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	8,118
Los Angeles CA Community College District GO	6.000%	8/1/33	5,160	6,198
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,777
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,370
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,858
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,806
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,834

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,653
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	7,745	8,769
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	18,012
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,000	4,434
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	3,795	4,289
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,646
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	11,867
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	11,068
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	17,567
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,490
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,946
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,427
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,567
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,320
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,744
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	13,860
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,130
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,251
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	2,000	2,233
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,691
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,608
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.060%	9/2/14	5,200	5,200
Los Angeles CA GO	5.000%	9/1/22	6,155	7,566
Los Angeles CA GO	5.000%	9/1/31	5,785	6,762
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,500	8,146
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,645	2,873
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,675	8,336
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	2,655	2,880
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	4,162
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,100	7,668
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,473
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,943
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	6,109
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,626
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,530

Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,400
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	2,225	2,390
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,765
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,664
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,526
Los Angeles CA Wastewater System Revenue	5.000%	6/1/27	7,000	8,390
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,214
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.060%	9/8/14	4,500	4,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	4,000	4,918
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	6,059
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,227
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,221
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,334
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,053
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,491
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,420	1,546
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,749
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,779
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,716
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	8,940	10,671
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	3,065
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,819
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	4,000	4,804
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,000	4,756
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,548
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,452
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	7,535	8,700
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,271
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	3,062
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,082
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	5,101
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	8,440	10,162
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,643
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,505
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,739
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	415

Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	796
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	382
Northern California Gas Authority No. 1
Revenue	0.757%	7/1/17	13,210	13,115
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	6,955	7,792
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,373
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,787
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/32	1,155	1,306
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	1,897
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,052
Oakland CA GO	5.000%	1/15/31	3,550	3,907
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,204
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	4,730
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,635
Ontario CA Public Financing Authority Water
Revenue	5.000%	7/1/43	2,325	2,599
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	7,813
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,314
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,454
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,609
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,769
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	223
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,112
Palomar CA Community College District GO	0.000%	8/1/24	5,125	3,875
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,114
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,000	12,337
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,707
Palomar Pomerado Health California GO	0.000%	8/1/35	10,330	3,885
Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	3,000	1,850
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,559
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,518
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,550
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,284
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,050
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	663
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,101
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,101

Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,056
Poway CA Unified School District GO	5.000%	9/1/25	1,840	2,103
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,431
Poway CA Unified School District GO	5.000%	9/1/27	2,060	2,326
Poway CA Unified School District GO	5.000%	9/1/31	1,375	1,504
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,294
Poway CA Unified School District GO	5.000%	9/1/33	1,000	1,085
Poway CA Unified School District GO	0.000%	8/1/34	8,130	3,545
Poway CA Unified School District GO	5.000%	9/1/36	700	750
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,235	1,304
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,500	2,629
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	915
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,178
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (12)	1,800	2,099
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,028
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,586
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	6,409
1 Riverside CA Electric Revenue TOB VRDO	0.040%	9/2/14	3,000	3,000
Riverside CA Electric Revenue VRDO	0.030%	9/8/14 LOC	1,100	1,100
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,101
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,485
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,559
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,649
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,996
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,080
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,504
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,990
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.040%	9/8/14	1,420	1,420
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	1,606
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	671
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	1,600

Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,270
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	4,500	4,831
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	684
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,826
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,808
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,132
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,230
Sacramento CA Financing Authority Lease
Revenue	5.375%	11/1/14 (2)	1,845	1,857
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,626
Sacramento CA Municipal Utility District
Revenue	5.900%	7/1/20 (2)	10,000	12,502
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,383
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,359
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,380
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,666
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	3,240
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	5,381
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.030%	9/8/14	10,200	10,200
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.040%	9/8/14	21,000	21,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,000	5,410
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,650	6,113
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,720
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	5,000	5,744
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,230
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	2,294
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	1,827
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	8,690	9,479
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,629
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,896
San Diego CA Community College District GO	0.000%	8/1/36	8,000	3,128

San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,831
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,251
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,374
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,883
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,983
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,975
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,683
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,839
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,432
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	4,689
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	804
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,717
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	1,697
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,035
2 San Diego County CA COP	5.000%	10/15/28	1,445	1,725
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,385
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,601
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,655
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	3,017
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,702
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,264
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,321
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,862
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.050%	9/8/14	2,470	2,470
San Diego County CA Water Authority Revenue	5.000%	5/1/31	4,700	5,371
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	8,209
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.060%	9/8/14	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,000	16,526
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,461
San Francisco CA City & County GO	5.000%	6/15/23	6,000	7,319
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,138
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,360
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	10,000	11,027
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,998
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,430	9,952

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,282
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,404
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,571
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,695
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,472
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,192
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,966
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,216
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,288
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,206
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,838
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,758
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,607
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	3,895
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	3,682
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	4,985
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,175
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,270	1,319
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,653
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,472
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,568
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	920
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,958
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,987
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,429
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,964
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,681
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	2,017

San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,366
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,531
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,000	5,047
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,230
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,292
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,138
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,364
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,114
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,038
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	2,001
San Ramon Valley CA Unified School District
GO	5.000%	8/1/22	4,000	4,964
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (ETM)	2,673	2,953
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	2,673	2,934
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (ETM)	1,000	1,155
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	1,000	1,142
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	1,741
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	642
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,571
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,430
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,719
Santa Monica-Malibu CA Unified School District
GO	4.500%	7/1/36	7,990	8,745
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	1,340	1,391
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	1,075	1,100
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,661
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,138
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,539
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,087
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,686
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,404
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,031
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,521
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,859

Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,805
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,063
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,039
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,000	3,285
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,801
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.050%	9/8/14 (4)	11,980	11,980
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,485
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,785
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,834
1 Sweetwater CA Unified School District GO TOB
VRDO	0.070%	9/8/14 (13)	700	700
Temecula Valley CA Unified School District GO	0.000%	8/1/35	3,000	2,466
Temecula Valley CA Unified School District GO	0.000%	8/1/37	3,785	3,103
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,720
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,187
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,583
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,220
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,242
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,956
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	2,875	3,164
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	2,794
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,850
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,484
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,230
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,561
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,618
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,061
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,705
University of California Regents Medical Center
Revenue VRDO	0.010%	9/2/14	1,480	1,480
University of California Revenue	5.750%	5/15/25	7,000	8,472
University of California Revenue	5.000%	5/15/28	5,000	5,937
University of California Revenue	4.750%	5/15/33	9,425	10,022
University of California Revenue	5.000%	5/15/33	5,000	5,766
University of California Revenue	5.000%	5/15/34	3,220	3,541
University of California Revenue	5.000%	5/15/34	5,205	5,995
University of California Revenue	5.000%	5/15/35	3,640	4,183
University of California Revenue	5.000%	5/15/37 (13)	6,000	6,469
University of California Revenue	5.250%	5/15/37	7,000	8,273
University of California Revenue	5.000%	5/15/38	12,000	13,640
University of California Revenue	5.250%	5/15/39	7,000	8,030
University of California Revenue	5.000%	5/15/40	2,395	2,638
1 University of California Revenue TOB VRDO	0.050%	9/2/14	5,565	5,565
1 University of California Revenue TOB VRDO	0.050%	9/2/14	10,995	10,995

1 University of California Revenue TOB VRDO	0.060%	9/8/14	1,600	1,600
University of California Revenue VRDO	0.040%	9/8/14	11,200	11,200
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	2,607	2,813
Ventura County CA Community College District
GO	5.500%	8/1/33	8,500	9,813
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	3,000	3,367
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	4,384
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,528
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,184
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,431
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,952
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,087
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	1,750	1,796
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	8,027
Westlands CA Water District Revenue	5.000%	9/1/34 (4)	2,000	2,226
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	4,964
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,860
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,965
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,030
				2,981,233
Total Tax-Exempt Municipal Bonds (Cost $2,741,448)				2,981,233
Total Investments (99.6%) (Cost $2,741,448)				2,981,233
Other Assets and Liabilities-Net (0.4%)				11,968
Net Assets (100%)				2,993,201

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $57,860,000, representing 1.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2014.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

California Long-Term Tax-Exempt Fund

TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

California Long-Term Tax-Exempt Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2014.

D. At August 31, 2014, the cost of investment securities for tax purposes was $2,745,276,000. Net unrealized appreciation of investment securities for tax purposes was $235,957,000, consisting of unrealized gains of $238,043,000 on securities that had risen in value since their purchase and $2,086,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
California (100.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.030%	9/2/14 LOC	22,255	22,255
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.150%	7/1/19	7,500	7,469
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.500%	7/1/19	2,140	2,140
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	3.000%	7/1/19	2,000	2,001
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,332
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,111
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,135
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	3.000%	11/15/16	1,220	1,260
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,406
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	992
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	654
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,168
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,461
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,188
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,177
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,115
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,094
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,850
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,013
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	1,120	1,375

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,134
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,128
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/33	1,300	1,463
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	1,999
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	328
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	355	424
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	375	451
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	400	482
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	510	609
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	685	808
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,165	1,355
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	1,000	1,159
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,425	1,638
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	500	572
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	525	598
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/14 (2)	540	540
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/15 (2)	1,180	1,170
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,655	4,526
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	4,270	3,808
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,965	11,185
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,387
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,647
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,628

Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	3,805	4,123
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	15,135
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	4,294
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,009
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/31	5,415	6,176
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	7,960
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,505
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,213
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,741
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,629
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	4,892
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	5,124
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,672
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	5,974
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,523
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,497
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,625	12,491
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	300	322
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,455	2,638
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	3,100	3,331
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	10,000	10,745
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,412
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,351
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,902
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,545
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,855
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,892
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	9,295
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	8,145
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	13,117

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	19,405
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	18,662
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	8,733
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.957%	8/1/17	32,550	32,919
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,674
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.750%	10/1/19	5,000	5,002
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.750%	10/1/19	5,825	5,828
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.950%	5/1/23	19,000	18,863
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.950%	5/1/23	4,350	4,319
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.150%	4/1/24	5,000	5,036
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.500%	4/2/18	1,000	1,014
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	1,250	1,278
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,621
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/22	7,295	8,868
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/23	6,150	7,557
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	6,140
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/25	4,020	4,783
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/32 (4)	3,790	4,036
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	10,275	10,250
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	26,850	27,731
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,395
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	19,625	21,175
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	28,009
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,600	10,755
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	20,737
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	2,091

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	23,250
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,442
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	22,890	27,688
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,000	21,773
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,427
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,977
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,984
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	40,000	46,067
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,033
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	16,855
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,825	12,880
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	3,810	4,388
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,000	1,152
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,395	6,196
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	180	182
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	3,355	3,397
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,250	1,521
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	5,645	6,952
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	6,000	7,467
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	5,000	5,757
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	8,565	9,830
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	8,800	10,419
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	3,900	4,665

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	3,934
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	4,505	5,412
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	8,255	9,785
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,125
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	4,640	5,571
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	3,163
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/30	1,850	2,221
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,527
California Economic Recovery GO	5.000%	7/1/18	29,770	34,598
California Economic Recovery GO	5.000%	7/1/19	32,330	38,474
California Economic Recovery GO	5.000%	7/1/20	43,745	51,921
California Economic Recovery GO	5.250%	7/1/21	45,385	54,213
California Economic Recovery GO	5.000%	7/1/22	16,280	17,668
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	395
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	435
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	885
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,336
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	424
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,232
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	10,000	12,926
California Educational Facilities Authority
Revenue (University of La Verne)	5.000%	6/1/29	3,705	3,747
California Educational Facilities Authority
Revenue (University of Southern California)	4.500%	10/1/33	2,385	2,586
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.050%	9/2/14	614	614
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.060%	9/8/14	1,215	1,215
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	5,865	6,158
California GO	5.000%	9/1/14 (Prere.)	10,855	10,858
California GO	5.000%	10/1/14	2,000	2,009

California GO	5.000%	11/1/14	1,390	1,402
California GO	5.000%	3/1/15	1,000	1,025
California GO	5.000%	4/1/15	15,400	15,844
California GO	5.000%	4/1/17	11,000	12,267
California GO	5.250%	2/1/18 (14)	8,000	9,235
California GO	6.000%	2/1/18 (2)	6,240	7,371
California GO	5.000%	3/1/18	1,850	2,125
California GO	5.500%	4/1/18	20,000	23,385
1 California GO	0.950%	5/1/18	9,230	9,345
California GO	5.000%	8/1/18	1,895	2,099
California GO	5.000%	10/1/18	20,000	23,346
California GO	5.000%	10/1/18	14,095	16,453
California GO	5.500%	4/1/19	11,245	13,515
California GO	5.000%	5/1/19	10,000	10,323
California GO	5.000%	8/1/19	30,000	31,325
California GO	5.000%	10/1/19 (14)	14,800	16,083
California GO	5.000%	10/1/19	21,000	25,059
California GO	5.000%	2/1/20	2,950	3,529
California GO	5.250%	2/1/20	7,500	9,069
California GO	5.000%	3/1/20	55,285	56,623
California GO	5.000%	8/1/20	14,890	16,433
California GO	5.000%	9/1/20	9,970	12,054
California GO	5.000%	10/1/20	5,555	6,725
California GO	5.000%	3/1/21	2,250	2,694
California GO	5.000%	4/1/21	2,240	2,712
California GO	5.500%	4/1/21	2,000	2,399
California GO	5.000%	9/1/21	13,700	16,701
California GO	5.000%	9/1/21	1,310	1,597
California GO	5.000%	10/1/21	2,575	3,143
California GO	5.000%	2/1/22	8,125	9,903
California GO	5.000%	4/1/22	4,550	5,557
California GO	5.000%	6/1/22	12,000	12,428
California GO	5.000%	9/1/22	12,710	15,595
California GO	5.250%	9/1/22	17,400	21,671
California GO	5.000%	2/1/23	23,000	28,165
California GO	5.000%	2/1/23	9,610	11,531
California GO	5.000%	9/1/23	12,120	13,221
California GO	5.000%	9/1/23	10,000	12,328
California GO	5.000%	9/1/23	7,000	8,464
California GO	5.250%	9/1/23	2,455	3,001
California GO	5.000%	10/1/23	10,000	12,339
California GO	5.000%	10/1/23	12,500	13,679
California GO	5.000%	12/1/23	7,500	8,453
California GO	5.000%	3/1/24	3,000	3,527
California GO	5.000%	8/1/24 (4)	31,275	32,656
California GO	5.000%	8/1/24	10,100	11,095
California GO	5.000%	9/1/24	10,000	11,967
California GO	5.000%	10/1/24	11,420	13,044
California GO	5.000%	10/1/24	13,440	14,684
California GO	5.000%	11/1/24	6,000	6,737
California GO	5.000%	11/1/24	5,000	5,947
California GO	5.000%	12/1/24	2,000	2,251
California GO	5.000%	12/1/24	15,500	18,950
California GO	5.000%	2/1/25	12,940	15,238
California GO	5.125%	3/1/25	2,100	2,397
California GO	5.000%	8/1/25	18,525	20,336
California GO	5.000%	9/1/25	2,185	2,594

California GO	5.000%	9/1/25	1,500	1,731
California GO	5.000%	10/1/25	13,865	16,621
California GO	5.000%	10/1/25	8,490	9,665
California GO	5.000%	11/1/25	1,500	1,769
California GO	5.000%	12/1/25	21,015	23,629
California GO	5.000%	3/1/26	5,000	5,783
California GO	5.000%	3/1/26	5,000	5,327
California GO	5.000%	4/1/26	27,480	31,230
California GO	5.000%	9/1/26	2,500	2,864
California GO	5.000%	11/1/26	7,500	8,787
California GO	5.000%	4/1/27	24,285	27,353
California GO	5.750%	4/1/27	31,455	37,593
California GO	4.500%	8/1/27	7,875	8,462
California GO	5.000%	9/1/27	5,500	6,257
California GO	5.000%	10/1/27	13,875	16,373
California GO	5.250%	10/1/27	5,000	5,970
California GO	5.750%	4/1/28	30,000	35,854
California GO	5.000%	6/1/28	10,005	10,320
California GO	5.000%	9/1/28	17,500	19,872
California GO	5.250%	9/1/28	6,000	7,098
California GO	5.250%	2/1/29	2,790	3,284
California GO	5.000%	9/1/29	6,000	6,950
California GO	5.000%	9/1/29	16,000	18,103
California GO	5.000%	10/1/29	10,245	11,455
California GO	5.250%	3/1/30	20,000	23,079
California GO	5.000%	5/1/30	13,870	16,413
California GO	4.500%	8/1/30	3,100	3,313
California GO	5.000%	9/1/30	10,000	11,521
California GO	5.000%	9/1/30	10,180	11,539
California GO	5.250%	9/1/30	5,000	6,000
California GO	5.000%	3/1/31	5,535	5,841
California GO	5.750%	4/1/31	30,000	35,648
California GO	5.000%	5/1/31	25,580	30,034
California GO	5.000%	12/1/31	6,000	7,006
California GO	5.000%	2/1/32	2,540	2,888
California GO	5.000%	9/1/32	1,000	1,057
California GO	6.000%	3/1/33	12,000	14,539
California GO	5.125%	4/1/33	6,550	7,308
California GO	6.500%	4/1/33	22,715	27,755
California GO	5.000%	9/1/33	4,830	5,550
California GO	4.750%	6/1/35	3,000	3,082
1 California GO PUT	0.939%	12/3/18	1,000	1,015
California GO VRDO	0.020%	9/2/14 LOC	2,200	2,200
California GO VRDO	0.020%	9/2/14 LOC	8,900	8,900
California GO VRDO	0.020%	9/2/14 LOC	13,500	13,500
California GO VRDO	0.030%	9/8/14 LOC	2,000	2,000
California GO VRDO	0.030%	9/8/14 LOC	40,000	40,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,592
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,297
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.030%	9/2/14 LOC	300	300
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,863

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,155
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,643
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,541
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,554
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	6,040
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,855
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,476
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,260	4,927
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.060%	9/8/14 LOC	14,000	14,000
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,042
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,114
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,842
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,181
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,517
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,415
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/34	1,500	1,559
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,988
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,546
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,238
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,116
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.850%	7/1/17	5,255	5,300
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,872
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,173
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.040%	9/8/14 LOC	9,000	9,000
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	4.000%	6/1/16	735	780
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	348

California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	526
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,026
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	875
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	349
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	901
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/14	730	738
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	943
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	848
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,685
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,778
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,998
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,610
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	14,055
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,917
2 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.050%	9/8/14 LOC	6,900	6,900
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	570
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	969
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	608
2 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.060%	9/8/14	1,665	1,665
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	3.000%	10/1/14	550	551
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,535
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,704
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,185
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,054
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/20	1,000	1,199
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,162

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,207
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,520
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,866
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,868
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,832
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,703
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,888
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/23	1,500	1,828
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/24	1,525	1,878
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,167
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,236
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,162
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,673
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,813
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	5,000	5,781
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,775
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,510
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	587
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	7,059
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,520	2,791
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,850
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,485
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	865
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	968
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,333
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,121
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,662
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,637

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,003
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	15,095
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,923
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,380
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,589
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,197
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,284
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,646
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,544
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,298
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,618
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	5,147
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	6,021
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	750	751
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.040%	9/2/14 (ETM)	42,375	42,375
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,063
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.859%	8/1/18	6,000	6,124
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust)	4.000%	10/1/15	1,400	1,459
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.350%	4/1/15	10,050	10,051
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.330%	4/1/16	3,190	3,190
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.330%	4/3/17	6,100	6,100
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	9/2/14 LOC	11,645	11,645
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	9/2/14 LOC	6,800	6,800

California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.030%	9/2/14 LOC	7,300	7,300
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.030%	9/2/14 LOC	21,700	21,700
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,889
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,096
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,191
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.060%	9/8/14 LOC	4,300	4,300
California Infrastructure & Economic
Development Bank Revenue (State Revolving
Fund)	5.000%	10/1/14 (Prere.)	7,000	7,030
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,610	17,658
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	656
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	466
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,117
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.010%	9/2/14	3,300	3,300
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.010%	9/2/14	2,140	2,140
1 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.150%	11/1/16	5,000	5,014
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,065
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,565
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,684
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	13,552
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	9/2/14 LOC	41,100	41,100
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	9/2/14 LOC	11,000	11,000
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,034

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,296
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,747
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	4,149
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	29,522
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,211
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	5,000	6,053
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,375	1,673
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	11,459
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,831
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,892
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	5,245
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,377
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,803
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	7,238
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	5,784
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	5,944
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,752
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,547
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,901
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,867
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,789
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	5,000	5,794
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,788
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,773
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	8,217
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,322
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,823
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,887

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,803
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,866
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/15 (Prere.)	5,765	5,929
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/15 (Prere.)	9,010	9,543
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	9,266
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,448
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	2,030
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,683
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,770
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	4,785
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/15	1,500	1,567
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,033
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,659
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	6,090
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	6,135
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,659
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,245
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,833
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,666
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,012
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,209
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,388
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,201
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/30	3,000	3,404
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,545	6,734
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/31	3,000	3,383
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,872
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,407

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,973
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,617
California State University Revenue Systemwide	5.000%	5/1/15 (Prere.)	11,955	12,346
California State University Revenue Systemwide	5.000%	11/1/15	1,040	1,100
California State University Revenue Systemwide	5.250%	11/1/20	3,515	4,117
California State University Revenue Systemwide	5.000%	11/1/22 (2)	6,485	6,693
California State University Revenue Systemwide	5.000%	11/1/23	5,605	6,993
California State University Revenue Systemwide	5.000%	11/1/23	3,960	4,769
California State University Revenue Systemwide	5.000%	11/1/23	3,705	4,623
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,852
California State University Revenue Systemwide	5.000%	11/1/24	4,505	5,672
California State University Revenue Systemwide	5.000%	11/1/24	2,915	3,472
California State University Revenue Systemwide	5.000%	11/1/25	11,820	13,338
California State University Revenue Systemwide	5.000%	11/1/26	12,530	14,139
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,629
California State University Revenue Systemwide	5.000%	11/1/27	5,000	6,089
California State University Revenue Systemwide	5.000%	11/1/27	5,740	6,760
California State University Revenue Systemwide	5.000%	11/1/28	5,000	6,057
California State University Revenue Systemwide	4.000%	11/1/29	3,900	4,204
California State University Revenue Systemwide	5.000%	11/1/29	5,000	6,017
California State University Revenue Systemwide	5.000%	11/1/30	5,000	5,973
California State University Revenue Systemwide	5.000%	11/1/30 (4)	7,660	8,633
California State University Revenue Systemwide	5.000%	11/1/31	5,000	5,924
California State University Revenue Systemwide	5.000%	11/1/32	5,000	5,890
California State University Revenue Systemwide	5.000%	11/1/33	5,000	5,857
California State University Revenue Systemwide	5.000%	11/1/34	5,000	5,837
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,731
California State University Revenue Systemwide	5.000%	11/1/35	4,300	5,004
2 California State University Revenue Systemwide
TOB VRDO	0.060%	9/8/14	5,615	5,615
2 California State University Revenue Systemwide
TOB VRDO	0.130%	9/8/14 (4)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	15,305
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,457
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,450
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.040%	9/8/14 LOC	6,000	6,000
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	12,641
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	4,670	4,480
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,660	1,587
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/24	1,625	1,561

California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	681
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	545
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	730
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,621
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,433
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.050%	9/8/14 (2)LOC	3,040	3,040
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,362
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,717
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.030%	9/8/14	12,700	12,700
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.030%	9/8/14	30,000	30,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.030%	9/8/14	27,000	27,000
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,921
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	8,975	9,990
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,628
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,671
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	4,895
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	7,490	8,042
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	631
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	604
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,276
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,463
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,486

California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,170	1,201
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,672
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,312
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/17	1,800	1,986
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,480
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,583
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.030%	9/8/14 LOC	7,100	7,100
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,346
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,406
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	930
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	918
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	1,002
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	713
2 Central Basin Municipal Water District California
COP TOB VRDO	0.060%	9/8/14 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,433
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,121
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	898
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,232
Cerritos CA Community College District GO	0.000%	8/1/20	500	441

Cerritos CA Community College District GO	0.000%	8/1/22	500	401
Cerritos CA Community College District GO	0.000%	8/1/23	500	381
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,713
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,015
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	2,952
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,698
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,654
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,945
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,392
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,336
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,185	6,235
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,700	3,165
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,330	3,922
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,605	4,274
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,800	4,457
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,168
Citrus CA Community College District GO	0.000%	8/1/33	1,000	717
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,222
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,433
Coast CA Community College District GO	5.000%	8/1/26	5,255	6,368
Colton CA Joint Unified School District GO	4.000%	8/1/16 (4)	1,000	1,069
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	929
Colton CA Joint Unified School District GO	5.000%	8/1/24 (4)	1,050	1,270
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,198
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/23	2,065	2,430
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/24	1,665	1,944
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	5,038
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,495
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,639
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,080	1,289
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.474%	12/15/15	12,000	12,025
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,904
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	572

Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	579
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,616
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,694
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,370
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	768
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	935
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,021
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	932
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	762
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,342
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,535
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,895
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,129
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,787
Covina-Valley CA Unified School District GO	5.000%	8/1/28	2,000	2,350
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,274
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,978
Cupertino CA Union School District GO	5.000%	8/1/31	2,000	2,390
Cupertino CA Union School District GO	5.000%	8/1/32	2,000	2,377
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.250%	12/1/15	11,000	11,005
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.250%	12/1/15	9,000	9,004
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/29	2,500	3,033
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,340
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,250	3,921
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,319
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	4,700	5,644
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,825	5,762
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	5,120
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	6,969
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,943
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	7,048
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,137

Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.040%	9/8/14	8,250	8,250
El Camino CA Community College District GO	0.000%	8/1/29	8,065	4,626
El Camino CA Community College District GO	0.000%	8/1/32	10,000	4,987
El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,657
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,285
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,749
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,714
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,755
El Dorado CA Irrigation District Revenue	5.000%	3/1/29 (4)	2,000	2,327
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,183
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,320
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,112
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	885
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,932
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,020
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,106
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,490
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	3,009
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,741
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,689
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,980
Foothill-De Anza CA Community College District
GO	5.000%	8/1/26	2,650	3,274
Foothill-De Anza CA Community College District
GO	5.000%	8/1/27	1,600	1,959
Foothill-De Anza CA Community College District
GO	5.000%	8/1/34	1,205	1,415
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	4,735	3,551
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,368
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	1,933
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	3,243
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	686
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,842
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	21,385	23,911
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	20,750	24,018
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	952
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,121

Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,740
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,695
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	2.000%	12/1/14 (4)	1,750	1,758
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	3,000	3,188
Golden State Tobacco Securitization Corp.
California Revenue	4.500%	6/1/27	5,685	5,180
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,895
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	3,857
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	9,883
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	13,202
Hemet CA Multifamily Housing Revenue
(Sunwest Retirement Village) VRDO	0.050%	9/8/14	800	800
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,175
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,440
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	1,500	1,704
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	6,950	6,633
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.020%	9/2/14 LOC	9,700	9,700
Irvine CA Ranch Water District Revenue VRDO	0.030%	9/2/14 LOC	7,450	7,450
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.020%	9/2/14 LOC	14,600	14,600
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,486
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,219
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,687
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,929
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	465
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	402
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,306
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.030%	9/2/14 LOC	3,000	3,000
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	9,018
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/15	1,750	1,792
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,640
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,219
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,630
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,843
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,793
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,257

Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,495
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,675
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,811
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	891
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,456
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,443
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,169
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,161
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,665
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,305
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	4,330	4,957
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,726
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/33	1,880	2,135
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,184
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	335
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	343
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	602
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	797
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	2,095
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,567
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/18	8,665	8,865
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	626
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,239
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	2,285	2,394
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,215	3,733
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	303
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	9,091
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.566%	11/15/25	16,845	15,510
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.586%	11/15/26	10,025	9,193
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,792
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	10,442
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	7,509
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,755
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,953
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	8,036
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,862
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,524

Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,332
Los Angeles CA Community College District GO	5.000%	8/1/32 (4)	5,000	5,530
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	2,000	2,212
Los Angeles CA Community College District GO	5.000%	8/1/33	2,000	2,251
2 Los Angeles CA Community College District GO
TOB VRDO	0.050%	9/8/14	2,800	2,800
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/23	800	953
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/24	1,000	1,193
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/25	1,250	1,478
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/26	1,200	1,405
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/27	2,000	2,325
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,209
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,700
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	2,019
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,557
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,768
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,440
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,395
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,719
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,290
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	5,027
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,684
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,098
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,383
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,361
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,938
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,715
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,643
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/15 (Prere.)	20,605	21,441
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,075	9,457
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	8,740

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,237
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	12,086
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,559
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,847
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,182
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	12,089
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,676
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,286
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,786
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,679
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,914
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,303
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,901
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,787
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,833
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	17,529
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	7,305	7,539
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,245
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (2)	3,755	4,030
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,055	7,035
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,133
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,897
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,130
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,780
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.060%	9/2/14	23,000	23,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	9/2/14	9,500	9,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.030%	9/8/14	11,000	11,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	9/8/14	12,900	12,900
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	4,055	4,056

Los Angeles CA GO	5.000%	9/1/22	10,000	12,292
Los Angeles CA GO	5.000%	9/1/28	5,850	6,941
Los Angeles CA GO	5.000%	9/1/29	5,850	6,904
Los Angeles CA GO	5.000%	9/1/30	5,850	6,858
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,750
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,567
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	8,666
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,879
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	7,122
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	16,095
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	10,000	10,630
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	6,611
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	4,000	4,344
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	14,135	15,352
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	15,940	17,313
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	16,760	18,203
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,431
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,173
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,431
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,355	2,558
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	1,630	1,770
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	890	967
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	3,957
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	5,000	5,636
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,000	6,764
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	12,975	14,611
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	17,210	19,401
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,800	3,192
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	9,000	9,763
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	5,000	5,513
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	33,998
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,700	8,321
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	6,600	7,258
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	16,268
Los Angeles CA Unified School District GO	4.500%	7/1/25 (14)	2,450	2,676
Los Angeles CA Unified School District GO	5.000%	7/1/25	10,000	12,350
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	7,880	8,502
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,902
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,005	10,896
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,701
Los Angeles CA Unified School District GO	5.000%	7/1/26	10,000	12,217
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,860
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,834
Los Angeles CA Unified School District GO	5.000%	7/1/27	11,000	13,316
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	26,250	28,553
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,796
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,000	14,439
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	6,215	6,679
Los Angeles CA Unified School District GO	5.000%	7/1/28 (4)	5,365	5,978
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,937
Los Angeles CA Unified School District GO	5.000%	7/1/29	15,885	19,023
Los Angeles CA Unified School District GO	5.000%	7/1/30	7,140	8,489

Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	5,595	5,970
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	7,015	7,536
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	8,000	8,665
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	3,515	3,851
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,569
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,790
Los Angeles CA Wastewater System Revenue	5.000%	6/1/15	2,650	2,748
Los Angeles CA Wastewater System Revenue	5.000%	6/1/16	2,500	2,708
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,539
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,660
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30 (14)	1,305	1,345
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,690
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,655
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,537
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,728
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	6,000	7,278
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,689
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,278
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	12,249
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	12,118
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	24,479
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,450
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,142
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,286
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,200
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,829
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,207
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/22 (14)	1,940	2,116
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	7,176
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,794
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,299
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,797
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,266
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,557
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/31 (14)	17,000	18,067

Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,141
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,999
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,487
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,551
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,634
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	3.000%	9/1/14	3,110	3,110
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	4.000%	9/1/15	1,000	1,035
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,670	1,702
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	946
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/21	2,125	2,161
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	15,229
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,779
Marina Coast Water District California Enterprise
Revenue COP	5.000%	6/1/31 (14)	3,005	3,194
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,035	1,164
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,916
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,636
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	15,000	16,932
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	23,260
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/20	4,000	4,838
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,310
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,490
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30 (4)	6,825	7,066
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,193

Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,309
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,631
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,371
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,883
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,550
1 Metropolitan Water District of Southern
California Revenue PUT	0.200%	5/1/15	7,350	7,350
1 Metropolitan Water District of Southern
California Revenue PUT	0.200%	5/1/15	5,000	5,000
1 Metropolitan Water District of Southern
California Revenue PUT	0.400%	5/1/15	10,000	10,011
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,625	1,802
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,760	1,936
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,190
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,714
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,854
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,177
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,210
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,215
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,593
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	3,070
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,906
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,268
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/30	5,705	6,527
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,401
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,893
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,260
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,382
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	3,215
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,585
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	2,376
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,705
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	792
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	7,081
Northern California Gas Authority No. 1
Revenue	0.757%	7/1/17	18,170	18,040
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,162

Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,898
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,707
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	4,072
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,872
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,862
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,754
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,437
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,829
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,815
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/15	375	383
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/16	1,450	1,506
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/17	1,650	1,729
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,949
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,265
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,536
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,312
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,455
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,596
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,749
Oakland CA GO	5.000%	1/15/31	3,000	3,302
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,507
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	4,162
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,878
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,534

Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	12,870	13,460
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,550
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,638
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,166
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,408
Oceanside CA Unified School District GO	5.000%	8/1/29	1,090	1,299
Ohlone CA Community College District GO	5.000%	8/1/22	750	925
Ohlone CA Community College District GO	5.000%	8/1/23	1,500	1,836
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	1,999
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,541
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,103
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,705
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,650
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,963
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,113
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,524
Orange County CA Development Agency Tax
Allocation Revenue (Neighborhood
Development & Preservation Project)	5.250%	9/1/14 (14)	1,415	1,415
Orange County CA Development Agency Tax
Allocation Revenue (Neighborhood
Development & Preservation Project)	5.250%	9/1/15 (14)	1,485	1,489
Orange County CA Development Agency Tax
Allocation Revenue (Neighborhood
Development & Preservation Project)	5.375%	9/1/16 (14)	1,570	1,575
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,413
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,452
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,496
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,526
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,569
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,206
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	2,907
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,934
Orange County CA Water District COP	5.000%	8/15/29	6,925	8,031
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,386

Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,154
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,725
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,714
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,707
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,101
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	275
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	439
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,108
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	12,084
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,471
Palomar Pomerado Health California GO	5.000%	8/1/20 (2)	710	739
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	5,618
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	3,690
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	1,904
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	1,585	975
Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	6,050	3,731
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,275
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,727
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,299
3 Peralta CA Community College District Revenue	5.000%	8/1/29	3,100	3,667
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/15	700	723
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,330	1,417
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,028
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	1,822
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,011
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,051
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,409
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,472
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	175
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,537
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	8,715	11,112

Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,360
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,887
Poway CA Unified School District GO	4.000%	9/1/16	250	265
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,929
Poway CA Unified School District GO	4.000%	9/1/17	250	269
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,299
Poway CA Unified School District GO	4.000%	9/1/18	450	491
Poway CA Unified School District GO	0.000%	8/1/19	5,425	4,952
Poway CA Unified School District GO	5.000%	9/1/19	985	1,136
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,905
Poway CA Unified School District GO	5.000%	9/1/20	610	707
Poway CA Unified School District GO	5.000%	9/1/21	325	379
Poway CA Unified School District GO	5.000%	9/1/22	460	541
Poway CA Unified School District GO	5.000%	9/1/23	1,575	1,837
Poway CA Unified School District GO	5.000%	8/1/25	1,800	2,225
Poway CA Unified School District GO	5.000%	8/1/26	1,300	1,590
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,954
Poway CA Unified School District GO	5.000%	9/1/26	1,000	1,134
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,970
Poway CA Unified School District GO	0.000%	8/1/28	9,070	5,298
Poway CA Unified School District GO	5.000%	9/1/29	1,210	1,349
Poway CA Unified School District GO	5.000%	9/1/30	2,570	2,850
Poway CA Unified School District GO	0.000%	8/1/31	1,095	549
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	478
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	935	1,039
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,010	1,118
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,020	1,116
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,119
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,270	1,386
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,330	1,445
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,000	1,104
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,450	1,557
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,560	1,671
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,660	1,776
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,760	1,874
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (12)	1,700	2,009
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (12)	2,700	3,166
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (12)	1,500	1,735

Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (12)	1,400	1,609
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (12)	1,710	1,958
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/15 (2)	2,835	2,836
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,101
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,390
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,101
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,003
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,140
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,280
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,842
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	4,058
Riverside CA Electric Revenue VRDO	0.030%	9/8/14 LOC	6,700	6,700
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,404
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,477
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,634
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,765
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,811
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,910
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/15	3,000	3,106
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,264
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,608
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,000	4,787
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,572
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,370
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.040%	9/8/14	3,100	3,100
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	1,834
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	2,530

Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	4,607
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,172
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	1,650
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,101
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,263
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	5,506
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,226
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	750	871
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	6,120	6,677
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	515	594
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,290	1,482
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,145
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	2,000	2,275
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,641
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	11,224
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,260
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	229
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	534
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	364
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	332
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	500
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	292
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	581
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,329
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,455

Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,516
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,401
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	835
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,356
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,502
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,210
Sacramento CA Financing Authority Lease
Revenue	5.000%	11/1/14 (14)	780	785
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/14 (4)	1,630	1,637
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	13,595
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,447
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	8,270
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	4.750%	7/1/23 (14)	1,500	1,598
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/15	2,640	2,764
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,316
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,086
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,646
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	2,660	3,239
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	17,447
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,560
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,696
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,886
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,383
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,479
Sacramento CA Municipal Utility District
Revenue VRDO	0.030%	9/8/14 LOC	19,500	19,500
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/22	1,000	1,145
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/28	2,500	2,774
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/29	2,635	2,912

Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/30	2,975	3,274
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/31	3,125	3,419
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,802
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.030%	9/8/14	21,200	21,200
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.030%	9/8/14	20,000	20,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.040%	9/8/14	15,000	15,000
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,831
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,272
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,826
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	2,022
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,422
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	4,091
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	1,850	2,002
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,495	5,946
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	7,030	7,607
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/32	4,640	5,463
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/34	6,500	7,580
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	897
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,447
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,500	1,770
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,306
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,664
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,334
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,471
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,940
San Bernardino CA Community College District
GO	5.000%	8/1/31 (4)	2,000	2,135
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	2,235	2,395
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	2,430	2,651
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,295
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,866
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,764
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,821
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,480
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,040
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,383
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,178

San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,883
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,527
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,290
2 San Diego CA Community College District GO
TOB VRDO	0.070%	9/8/14	3,290	3,290
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	544
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,593
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,470	4,039
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,499
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,345
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,933
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,867
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,107
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,867
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,824
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,349
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,323
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,834
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,509
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,039
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,721
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	18,330
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	16,278
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,302
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	5,749
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,731
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	5,514
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	4,896
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	1,870
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	5,391
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,350
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,040
3 San Diego County CA COP	5.000%	10/15/24	2,115	2,630
3 San Diego County CA COP	5.000%	10/15/25	5,225	6,403
3 San Diego County CA COP	5.000%	10/15/26	2,590	3,138
3 San Diego County CA COP	5.000%	10/15/27	2,000	2,404
3 San Diego County CA COP	5.000%	10/15/28	1,400	1,671
3 San Diego County CA COP	5.000%	10/15/29	2,000	2,376
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,523

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,352
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,902
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,426
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,868
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,459
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,301
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,785
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,764
2 San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project) TOB
VRDO	0.060%	9/8/14	7,495	7,495
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.050%	9/8/14	24,200	24,200
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,319
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,734
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	6,423
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	8,515
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,215
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,737
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.050%	9/8/14	6,100	6,100
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,500	17,077
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,459
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,302
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	2,555	2,985
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,800	3,250
San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/28 (12)	12,355	12,762
San Francisco CA City & County GO	5.000%	6/15/21	7,450	9,122
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,183
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,879
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	6,027

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,874
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,835
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,714
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,143
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	22,000	25,199
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	14,031
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,855	3,233
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,604
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	5,945	6,820
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,665
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	840	939
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	15,316
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23 (4)	500	537
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,491
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	12,166
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,166
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,668
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,452
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,640
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	12,986
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,144
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	12,111
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	16,178
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,607
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	10,285
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,695
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.060%	9/8/14	2,700	2,700

San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	564
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	717
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/17	100	111
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	253
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	151
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	186
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	145
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	140
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	158
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	278
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	160
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	519
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	447
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	584

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	248
San Francisco CA City & County Unified School
District GO	5.000%	6/15/15	1,200	1,247
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,594
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	9,175
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,546
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/27	1,425	1,691
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,859
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,511
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,486
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,263
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	8,698
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/15 (14)	1,925	1,918
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	13,498
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	4,545
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	11,632
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,155
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,574
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,053
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,558
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,682
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,447
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,391
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,262
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	17,501
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	12,290
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	621
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	873
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,463

San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/15 (14)	3,220	3,350
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/16 (2)	700	751
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	625
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	4,000	4,735
2 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.100%	9/8/14	3,600	3,600
San Juan CA Unified School District GO	1.000%	8/1/15	4,500	4,535
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	7,115
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	8,307
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	990
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,112
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	565
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,208
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	677
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,126
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,056
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	993
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,183
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,500
San Mateo CA Union High School District GO	0.000%	2/15/15 (ETM)	1,675	1,674
San Mateo CA Union High School District GO	0.000%	9/1/24	5,390	3,995
San Mateo CA Union High School District GO	5.000%	9/1/30	2,600	3,094
San Mateo CA Union High School District GO	5.000%	9/1/31	1,440	1,699
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,013
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,712
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,142
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	2,948
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,441
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,226
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/30	1,755	2,059
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/31	1,000	1,167

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,733
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,295
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	1,024
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,184
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,000	1,188
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/24 (4)	1,375	1,641
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/25 (4)	825	987
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,068
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,151
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,592
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,693
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	1,893
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,112
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,804
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,273
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,632
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	4,934
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,262
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,148
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	11,212
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,516
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32 (2)	4,000	4,360
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,390
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,197
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,422
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	7,666
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	6,459
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,331
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,522
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,987
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,784
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,351
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,897
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,608

Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,278
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,482
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,706
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,921
Sonoma County CA Junior College District GO	5.000%	8/1/29	2,000	2,376
Sonoma County CA Sales Tax Revenue	5.000%	9/1/27 (14)	6,365	7,114
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,166
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,428
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	9,255	9,536
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,718
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,859
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,554
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,175	4,824
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	7,993
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,101
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,929
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,920
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,805
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,805
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,164
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,114
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,804
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,167
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,106
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,256
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,801
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.050%	9/8/14 (4)	38,100	38,100
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	3,287
State Center California Community College
District GO	5.000%	8/1/31 (4)	5,880	6,411
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,143
3 Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,160
3 Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	692

Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,061
3 Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,781
3 Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,138
3 Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,336
3 Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,533
3 Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,364
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,213
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,214
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,171
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,267
2 Sweetwater CA Unified School District GO TOB
VRDO	0.070%	9/8/14 (13)	3,300	3,300
Temecula Valley CA Unified School District GO	0.000%	8/1/32	2,000	1,649
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	6,724
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/24	5,115	5,837
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,384
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,172
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,863
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,153
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,656
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,299
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,288
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	21,008
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	10,940
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	16,982
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,663
University of California Revenue	5.000%	5/15/15 (Prere.)	1,185	1,238
University of California Revenue	5.000%	5/15/15 (Prere.)	555	580
University of California Revenue	5.000%	5/15/15 (Prere.)	240	251
University of California Revenue	5.000%	5/15/17 (4)	19,435	20,300
University of California Revenue	5.000%	5/15/18 (4)	9,445	9,864
University of California Revenue	5.000%	5/15/19 (4)	4,035	4,213
University of California Revenue	5.000%	5/15/20 (4)	30,900	32,263
University of California Revenue	5.000%	5/15/21 (4)	14,915	15,568
University of California Revenue	5.000%	5/15/22	9,000	11,027
University of California Revenue	5.000%	5/15/22	5,420	6,558
University of California Revenue	5.000%	5/15/23	6,465	7,974
University of California Revenue	5.750%	5/15/25	3,000	3,631
University of California Revenue	5.000%	5/15/26 (14)	10,000	10,807
University of California Revenue	5.000%	5/15/27	10,900	12,823
University of California Revenue	5.000%	5/15/28	1,000	1,187
University of California Revenue	5.000%	5/15/28	11,680	13,714
University of California Revenue	4.500%	5/15/31 (4)	10,260	10,582
University of California Revenue	5.000%	5/15/32	14,020	15,999
University of California Revenue	5.250%	5/15/32	5,000	6,030
University of California Revenue	5.000%	5/15/33	10,110	11,658
University of California Revenue	5.000%	5/15/33	15,240	17,573
University of California Revenue	5.000%	5/15/34	15,900	18,269
University of California Revenue	4.500%	5/15/35 (4)	2,960	3,054
University of California Revenue PUT	5.000%	5/15/23	15,000	18,447
2 University of California Revenue TOB VRDO	0.050%	9/2/14	9,650	9,650

University of California Revenue VRDO	0.040%	9/8/14	5,300	5,300
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,211
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	712
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	683
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,565
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,625
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,683
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,370
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,363
Ventura County CA Community College District
GO	5.000%	8/1/24	1,210	1,442
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,256
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,559
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	8,761
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,450
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,171
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,294
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,428
Vista CA Unified School District GO	5.000%	8/1/24	5,000	6,004
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,213
Walnut CA Energy Center Authority Revenue	5.000%	1/1/32	3,700	4,255
Walnut CA Energy Center Authority Revenue	5.000%	1/1/33	2,515	2,881
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,118
West Basin CA Municipal Water District
Revenue	4.000%	8/1/15	4,810	4,984
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,427
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,601
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	3,942
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,508
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,329
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,191
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,705
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	892

Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	897
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,186
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,468
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	2,064
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,279
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,500	1,752
				8,240,105
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	1,250	1,367
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,435
				5,802
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	2,200	2,210

Total Tax-Exempt Municipal Bonds (Cost $7,732,690)				8,248,117
Total Investments (100.3%) (Cost $7,732,690)				8,248,117
Other Assets and Liabilities-Net (-0.3%)				(26,027)
Net Assets (100%)				8,222,090

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $132,819,000, representing 1.6% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2014.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

California Intermediate-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

California Intermediate-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2014.

D. At August 31, 2014, the cost of investment securities for tax purposes was $7,735,097,000. Net unrealized appreciation of investment securities for tax purposes was $513,020,000, consisting of unrealized gains of $516,596,000 on securities that had risen in value since their purchase and $3,576,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2014
VANGUARD CALIFORNIA TAX-FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.